SHARE CAPITAL - Schedule of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income attributable to shareholders	$ 409,328	$ 475,978
Denominator:
Weighted average number of common shares - basic	201,628,000	214,092,000
Weighted average effect of dilutive stock options and RSU awards (in shares)	838,000	1,527,000
Weighted average number of common shares - diluted	202,466,000	215,619,000
Net earnings per common share attributable to shareholders
Basic earnings per share attributable to shareholders (in CAD per share)	$ 2.03	$ 2.22
Diluted earnings per share attributable to shareholders (in CAD per share)	$ 2.02	$ 2.21
Employee share option
Net earnings per common share attributable to shareholders
Weighted average number of diluted common shares excluded from calculation	274,000	2,606,000